Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

Note 9. Goodwill and Intangible Assets

Goodwill

The carrying amount of goodwill was $71.6 million as of December 31, 2021 and 2020.

Intangible Assets, Net

Our acquired intangible assets subject to amortization consist of customer relationships, trademarks and tradenames, and developed technology and were originally acquired by Cyxtera when it acquired the entities that formed Legacy Appgate. The useful lives of the assets were as follows: (i) customer relationships – 7.5 to 17.5 years, (ii) trademarks and tradenames – 8.5 to 14.5 years, and (iii) developed technology – 2.5 to 7.5 years. Acquired intangibles subject to amortization consist of the following as of December 31, 2021 and 2020 (in thousands):

	2021			2020			Weighted average remaining useful life (Years)
	Gross	Accumulated amortization	Net	Gross	Accumulated amortization	Net
Customer relationships	$30,157	$(15,706)	$14,451	$30,157	$(12,347)	$17,810	4.6
Trademarks and tradenames	18,732	(8,051)	10,681	18,732	(6,741)	11,991	8.8
Developed technology	38,881	(27,554)	11,327	38,869	(23,028)	15,841	2.7
Total	$87,770	$(51,311)	$36,459	$87,758	$(42,116)	$45,642

The main changes in the carrying amount of each major class of intangible assets during 2021 and 2020 was amortization, and to a lesser extent, foreign currency translation.

We recorded amortization expense on intangible assets of $9.2 million and $10.9 million in 2021 and 2020, respectively. Amortization expense for all intangible assets, except our developed technology, was recorded within depreciation and amortization expense in the consolidated statements of operations. Amortization expense for our developed technology was recorded within cost of revenue in the consolidated statements of operations.

Future amortization expense of intangible assets is as follows (in thousands):

For the years ending:

2022	$9,148
2023	8,623
2024	7,471
2025	4,303
2026	2,297
Thereafter	4,617
Total	$36,459

Impairment Tests

We perform annual impairment tests of goodwill on October 1st of each year or whenever an indicator of impairment exists. No impairment was recorded during 2021 and 2020.